ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Payroll payable	23,087	55,176	8,456
Accrued expenses	3,336	29,063	4,454
Tax payable	3,197	17,391	2,665
Deposits	700	2,061	316
Others	880	3,338	512
	31,200	107,029	16,403